Derivative warrant liabilities - Private and Public Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative warrant liabilities and earnouts liabilities
Exercise price of warrant		$ 11.50
Price per share		$ 10
Redemption price per warrant	$ 0.01
Threshold share price to determine redemption price of warrant	$ 18.00
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction	30 days
Public Warrants
Derivative warrant liabilities and earnouts liabilities
Warrants exercisable term	5 years
Ordinary shares [member]
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued	17,433,333
Exercise price of warrant	$ 11.50
Number of shares that each warrant entitles		1
Price per share	$ 11.50
Ordinary shares [member] | Public Warrants
Derivative warrant liabilities and earnouts liabilities
Number of shares that each warrant entitles	11,500,000
Ordinary shares [member] | Private Warrants
Derivative warrant liabilities and earnouts liabilities
Number of shares that each warrant entitles	5,933,333